Deferred Tax - Summary of Change in Deferred Income Tax (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Changes In Deferred Tax Liability Asset [Abstract]
Deferred tax asset, beginning balance	$ 7,028
Business combination	(4,008)
Charged to the consolidated statement of comprehensive income	122
Translation differences	(112)
Deferred tax asset, ending balance	$ 3,030